RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of cost and expense from CreditEase

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Collection service	333	3,377	11,895
Acquisition and referral service	75,969	405,085	818,678
System support service	10,440	26,102	72,023
Credit assessment service	12,217	7,366	9,140

Total cost and expense	98,959	441,930	911,736

Schedule of major related parties and their relationship with the Group

Company name	Relationship with the Group	Major transaction with the Group
CreditEase Huimin Investment Management (Beijing) Co., Ltd. (“CreditEase Huimin”)	Consolidated VIE of CreditEase	Receipts on behalf of the Group for transaction fees and service fees through external payment network

Tian Da Xin An	Subsidiary of consolidated VIE of CreditEase	Guarantee services

Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Consolidated VIE of CreditEase	Credit assessment and collection services

CreditEase Puhui	Consolidated VIE of CreditEase	Borrower acquisition and referral services to/from the Group

Puxin Hengye Technology Development (Beijing) Co., Ltd. (“Puxin Hengye”)	Subsidiary of CreditEase	System support services

CreditEase Zhuoyue Wealth Investment & Management (Beijing) Co., Ltd. (“CreditEase Zhuoyue”)	Consolidated VIE of CreditEase	Investor acquisition and referral services

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Identity verification services

CreditEase	Parent Company	Paid in capital and loan

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Consolidated VIE of CreditEase	Collection of fee from customer on behalf of Heng Cheng

Schedule of amounts due from related parties

(i)	Amounts due from related parties

	December 31, 2015	December 31, 2016
	RMB	RMB
Tian Da Xin An (Note a)	20,774	1,677
CreditEase Huimin (Note b)	65,792	—
Beijing Zhicheng	104	—
CreditEase Zhuoyue	19	—
Hainan CreditEase	200	1

Total	86,889	1,678

(a)

Under the guarantee model, for providing the guarantee service to the investors on the principal and interest, Tian Da Xin An charges the investors at a rate of 10% based on monthly interest on loans as servicing fee, which is to be collected by the Group on behalf of the guarantee company. The Group pays the investors the principal and interest on loans that default, and collects the associated unpaid transaction fee in accordance with the guarantee arrangement from Tian Da Xin An (see Note 2, Revenue from loan facilitation services). The balance of amount due from Tian Da Xin An as of December 31, 2015 and 2016 represents the net amount of service fee payable and the receivable amount arising from guarantee service, including default principal and interest on loans as well as the associated default uncollectible transaction fee.

(b)

Amount due from CreditEase Huimin as of December 31, 2016 mainly represents the transaction fees and service fees received by CreditEase Huimin through the external payment network on behalf of the Group before the carve-out.

Schedule of amounts due to related parties

(ii)	Amounts due to related parties

	December 31, 2015	December 31, 2016
	RMB	RMB
CreditEase Puhui (Notes a and b)	3,413	5,351
Puxin Hengye (Note a)	242	3,264
Pucheng Credit (Note a)	13	1,149
Beijing Zhicheng	—	1,438
CreditEase Zhuoyue	—	407

Total	3,668	11,609

(a)

Amounts due to related parties represented the provision of credit assessment, collection, system support, identity verification, borrowers and investors acquisition and referral services by the related parties to Heng Cheng and Heng Ye as of December 31, 2016.

(b)

Since April 2015, the Group also provides borrower acquisition and referral service to CreditEase Puhui, receivables from CreditEase Puhui in relation to such service is netted off with amount due to CreditEase Puhui.